SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Weighted-Average Valuation Assumptions (Details) - Share-based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		60.80%
Expected volatility, maximum		69.00%
Risk-Free interest rate, minimum		0.53%
Risk-Free interest rate, maximum		1.07%
Expected dividend yield	0.00%	0.00%
Expected life (years)		5 years 1 month 6 days